Financial instruments - Liabilities Mature (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Long-term debt obligations	$ 3,049,941
Convertible Debentures	971
Advances in aid of construction	62,683
Interest on long-term debt	1,599,148
Purchase obligations	400,031
Environmental obligation	57,292	$ 57,238
Other obligations	123,743
Total obligations	5,362,752
Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	57,412
Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	8,460
Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	344
Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	2,727
Due less than 1 year
Derivative [Line Items]
Long-term debt obligations	222,977
Convertible Debentures	0
Advances in aid of construction	1,197
Interest on long-term debt	137,632
Purchase obligations	400,031
Environmental obligation	6,190
Other obligations	35,846
Total obligations	817,998
Due less than 1 year | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	3,496
Due less than 1 year | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	8,460
Due less than 1 year | Foreign exchange forward | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	344
Due less than 1 year | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	1,825
Due 2 to 3 years
Derivative [Line Items]
Long-term debt obligations	454,469
Interest on long-term debt	245,088
Environmental obligation	15,032
Other obligations	0
Total obligations	721,853
Due 2 to 3 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	6,439
Due 2 to 3 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due 2 to 3 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	825
Due 4 to 5 years
Derivative [Line Items]
Long-term debt obligations	514,124
Interest on long-term debt	199,940
Environmental obligation	4,283
Other obligations	0
Total obligations	769,942
Due 4 to 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	51,595
Due 4 to 5 years | Interest rate swaps
Derivative [Line Items]
Derivative financial instruments, liabilities	0
Due after 5 years
Derivative [Line Items]
Long-term debt obligations	1,858,371
Convertible Debentures	971
Advances in aid of construction	61,486
Interest on long-term debt	1,016,488
Environmental obligation	31,787
Other obligations	87,897
Total obligations	3,052,959
Due after 5 years | Cross currency swap | Net Investment Hedging
Derivative [Line Items]
Derivative financial instruments, liabilities	(4,118)
Due after 5 years | Commodity contracts for regulatory operations
Derivative [Line Items]
Derivative financial instruments, liabilities	$ 77